Goodwill and Other Intangible Assets - Amortization Expense (Details 7) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Amortization expense	$ 212	$ 235	$ 429	$ 478
Purchased Credit Card Relationships [Member]
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Amortization expense	77	97	157	194
Other credit card- related intangibles [Member]
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Amortization expense	27	26	53	52
Core Deposit Intangibles [Member]
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Amortization expense	72	83	144	166
Other intangibles [Member]
Amortization expense related to credit card relationships, core deposits and other intangible assets [Abstract]
Amortization expense	$ 36	$ 29	$ 75	$ 66